Restatement of Previously Issued Financial Statements - Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (82,065)	$ (82,886)	$ (82,372)	$ (94,152)	$ (95,720)	$ (74,035)	$ (247,323)	$ (263,907)	$ (342,978)	$ (249,726)	$ (312,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization								17,797	35,200	41,757	24,958	25,239
Gain on fair value change		(226)			(13,078)			(6,511)	(18,426)	(24,290)	(7,155)	(1,750)
Accrued interest expense and amortization of debt discount										1,507	2,379	3,523
Loss on extinguishment of debt	$ 10,000	$ 0			$ 0			0	10,018	10,018	0	3,040
Stock-based compensation								58,835	55,207	73,620	28,932	29,076
Income from legal settlement										0	0	(22,500)
Changes in operating assets and liabilities:
Accounts receivable								6,693	(6,683)	(18,218)	(105)	(4,811)
Inventories								(7,585)	(3,272)	(3,784)	566	(3,243)
Prepaid expenses and other current assets								(11,090)	(7,254)	(17,191)	23,073	(662)
Other assets								2,616	(472)	(2,673)	(1,361)	226
Accounts payable								(2,803)	(2,226)	5,339	3,005	2,175
Deferred revenue								(3,783)	963	6,222	544	491
Accrued compensation								1,922	1,661	(1,319)	3,435	(355)
Accrued expenses and other liabilities								(13,977)	8,923	10,213	5,765	47,645
Net cash used in operating activities								$ (204,201)	$ (188,744)	(261,313)	(165,690)	(234,015)
Non-cash investing and financing activities:
Change in accounts payable and other liabilities related to purchase of property and equipment										$ 6,254	(10,494)	8,960
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss											(256,982)	(289,904)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization											26,258	24,379
Gain on fair value change											(7,155)	(1,750)
Accrued interest expense and amortization of debt discount											2,379	3,523
Loss on extinguishment of debt												3,040
Stock-based compensation											28,932	29,076
Income from legal settlement												(22,500)
Changes in operating assets and liabilities:
Accounts receivable											(105)	(4,811)
Inventories											566	(3,243)
Prepaid expenses and other current assets											24,044	(467)
Other assets											(1,361)	226
Accounts payable											3,005	2,175
Deferred revenue											914	122
Accrued compensation											5,432	(660)
Accrued expenses and other liabilities											8,383	26,779
Net cash used in operating activities											(165,690)	(234,015)
Non-cash investing and financing activities:
Change in accounts payable and other liabilities related to purchase of property and equipment											(9,455)	7,921
Investigation Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss											3,054	(20,866)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization											0	0
Gain on fair value change											0	0
Accrued interest expense and amortization of debt discount											0	0
Loss on extinguishment of debt												0
Stock-based compensation											0	0
Income from legal settlement												0
Changes in operating assets and liabilities:
Accounts receivable											0	0
Inventories											0	0
Prepaid expenses and other current assets											0	0
Other assets											0	0
Accounts payable											0	0
Deferred revenue											0	0
Accrued compensation											0	0
Accrued expenses and other liabilities											(3,054)	20,866
Net cash used in operating activities											0	0
Non-cash investing and financing activities:
Change in accounts payable and other liabilities related to purchase of property and equipment											0	0
Other Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss											4,202	(1,339)	$ (1,100)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization											(1,300)	860
Gain on fair value change											0	0
Accrued interest expense and amortization of debt discount											0	0
Loss on extinguishment of debt												0
Stock-based compensation											0	0
Income from legal settlement												0
Changes in operating assets and liabilities:
Accounts receivable											0	0
Inventories											0	0
Prepaid expenses and other current assets											(971)	(195)
Other assets											0	0
Accounts payable											0	0
Deferred revenue											(370)	369
Accrued compensation											(1,997)	305
Accrued expenses and other liabilities											436	0
Net cash used in operating activities											0	0
Non-cash investing and financing activities:
Change in accounts payable and other liabilities related to purchase of property and equipment											$ (1,039)	$ 1,039